Debts and Letters of Credit (Tables)	12 Months Ended
Jun. 30, 2012
Debts and Letters of Credit.
Schedule of long-term debt

The following table presents details of the Company’s debt as of June 30, 2012 and July 2, 2011 (in millions):

	Years Ended
	June 30,	July 2,
	2012	2011
1% senior convertible notes	$292.8	$285.8
Total convertible debt	292.8	285.8
Less: current portion	292.8	—
Total long-term debt	$—	$285.8

Schedule of liability and equity components of convertible debt

The following table presents the carrying amounts of the liability and equity components (in millions):

	Years Ended
	June 30,	July 2,
	2012	2011
Carrying amount of equity component	$158.3	$158.5

Principal amount of 1% Senior Coupon Notes	311.0	325.0
Unamortized discount of liability component	(18.2)	(39.2)
Carrying amount of liability component	$292.8	$285.8

Summary of effective interest rate and interest expense for the contractual interest and the accretion of debt discount

The following table presents the effective interest rate and the interest expense for the contractual interest and the accretion of debt discount (in millions, except for the effective interest rate):

	Years Ended
	June 30	July 2
	2012	2011
Effective interest rate	8.1%	8.1%
Interest expense-contractual interest	$3.2	$3.3
Accretion of debt discount	20.1	18.7